Shareholders' Equity - Summary of Number of Ordinary Shares Issued and Outstanding (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class Of Stock [Line Items]
Ordinary shares, issued	28,904,714	12,545,314	8,693,625
Total ordinary shares, outstanding	28,904,714	12,545,314	8,693,625
Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, issued	28,904,714
Total ordinary shares, outstanding	28,904,714
Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, issued		11,277,900	7,941,989
Total ordinary shares, outstanding		11,277,900	7,941,989
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, issued		57,127	57,127
Total ordinary shares, outstanding		57,127	57,127
Class C Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, issued		368,821	368,821
Total ordinary shares, outstanding		368,821	368,821
Class D Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, issued		199,560	199,560
Total ordinary shares, outstanding		199,560	199,560
Class E1 Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, issued		209,064
Total ordinary shares, outstanding		209,064
Class E2 Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, issued		123,279
Total ordinary shares, outstanding		123,279
Class E3 Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, issued		90,155
Total ordinary shares, outstanding		90,155
Class E4 Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, issued		90,155
Total ordinary shares, outstanding		90,155
Deferred Shares
Class Of Stock [Line Items]
Ordinary shares, issued		129,253	126,128
Total ordinary shares, outstanding		129,253	126,128